Summary of Significant Accounting Policies (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue
The following table summarizes the Company’s disaggregated net revenue information (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
Revenues recognized over time(1)	$50,884	$44,459	$138,969	$112,615
Revenues recognized at a point in time(2)	—	2,046	—	4,855
Total revenues	$50,884	$46,505	$138,969	$117,470
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(1)	Revenues from listing subscription services, featured listings and other advertising products.
(2)	Revenues from use of orders functionality.

The following table summarizes the Company’s disaggregated net revenue information for the years ended December 31, 2020, 2019 and 2018:

	2018	2019	2020
Revenues recognized over time(1)	$101,402,007	$143,489,929	$155,362,875
Revenues recognized at a point in time(2)	—	741,550	6,427,887
Total revenues	$101,402,007	$144,231,479	$161,790,762

(1)	Revenues from listing subscription services, featured listings and other advertising products.

(2)	Revenues from use of orders functionality.

Schedule of Revenue from External Customers by Geographic Areas
The following table summarizes the Company’s U.S. and foreign revenues (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
U.S. revenues	$50,884	$34,877	$138,969	$91,275
Foreign revenues	—	11,628	—	26,195
Total revenues	$50,884	$46,505	$138,969	$117,470

The following table summarizes the Company’s U.S. and foreign revenues for the years ended December 31, 2020, 2019 and 2018:

	2018	2019	2020
U.S. revenues	$100,670,847	$132,076,823	$130,373,022
Foreign revenues	731,160	12,154,656	31,417,740
Total revenues	$101,402,007	$144,231,479	$161,790,762

Income (Loss) Before Income Taxes
The components of income (loss) before income taxes for the years ended December 31, 2020, 2019 and 2018 were as follows:

	2018	2019	2020
United States	$12,010,276	$(4,152,308)	$38,877,652
Foreign	669,235	5,097,668	(47,659)
Net income (loss) before provision for income taxes	$12,679,511	$945,360	$38,829,993